Cash, cash equivalents and short-term time deposits - Disclosure of Reconciliation of Cash, Cash Equivalents and Short-Term Time Deposits (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 87,946	SFr 71,813	SFr 133,721	SFr 75,712
Short-term time deposits	161,198	61,000
CHF
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	67,611	44,621
Short-term time deposits	110,000	20,000
EUR
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	7,685	20,313
Short-term time deposits	4,938	0
USD
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	12,520	5,821
Short-term time deposits	46,260	41,000
GBP
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 130	SFr 1,058